Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Revenues – third party customers	$ 29,467,755	$ 27,354,058	$ 25,904,393
Revenues – related parties	83,972	1,940,811
Total Revenues	29,551,727	29,294,869	25,904,393
Cost of revenues – third party customers	22,136,559	13,897,146	11,042,287
Cost of revenues – related parties	54,598	1,372,302
Total cost of revenues	22,191,157	15,269,448	11,042,287
Gross Profit	7,360,570	14,025,421	14,862,106
Operating Expenses
Selling expenses	1,308,436	1,902,323	1,720,630
General and administrative expenses	3,954,024	4,976,118	4,132,128
Bad debt expenses	8,331,344	1,724,133	880,395
Impairment of fixed assets	1,490,298
Research and development expenses	438,371	656,563	478,532
Total Operating Expenses	15,522,473	9,259,137	7,211,685
(Loss) income from Operations	(8,161,903)	4,766,284	7,650,421
Other Income (expenses):
Interest expense	(1,253,855)	(1,069,758)	(971,052)
Interest income	4,549	5,940	4,055
Impairment of acquisition deposit	(2,172,000)
Other income (expenses), net	293,996	(6,604)	149,853
Total Other Expenses, net	(3,127,310)	(1,070,422)	(817,144)
(Loss) income before provision for income taxes	(11,289,213)	3,695,862	6,833,277
Provision for income taxes	1,006,905	1,042,474	2,132,297
Net (loss) income from continuing operations	(12,296,118)	2,653,388	4,700,980
Net (loss) income from discontinued operations of Gu'an REIT	(2,801,131)	1,914,294	1,945,805
Net (Loss) Income	(15,097,249)	4,567,682	6,646,785
Less: net (loss) income attributable to noncontrolling interest	(294,635)	87,064	668,396
Net (loss) income attributable to ReTo Eco-Solutions, Inc.	(14,802,614)	4,480,618	5,978,390
Net (Loss) Income	(15,097,249)	4,567,682	6,646,785
Other Comprehensive (loss) income:
Foreign currency translation adjustment:	(576,743)	(3,015,577)	2,109,103
Comprehensive (Loss) Income	(15,673,992)	1,552,105	8,755,888
Less: comprehensive (loss) income attributable to noncontrolling interest	(449,125)	(39,742)	1,265,817
Comprehensive (loss) income attributable to ReTo Eco-Solutions, Inc.	$ (15,224,867)	$ 1,591,847	$ 7,490,071
(Loss) Earnings per share
Basic and diluted (in Dollars per share)	$ (0.66)	$ 0.20	$ 0.35
Weighted average number of shares
Basic and diluted (in Shares)	22,888,219	22,760,000	19,130,137